Notes to income statement - Other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Consulting fees related to Group strategy	€ 2,485	€ 2,563	€ 1,502
Expenses from the currency translation of monetary items	15	807	1,742
Expenses from the valuation of derivatives	0	33	3,079
Impairment loss on trade receivables	0	6	1,616
Loss on Disposal of Assets	219	1,013	0
Miscellaneous expenses	8,082	9,395	13,822
Total	10,801	13,817	21,761
EPA enforcement action expense	2,100	€ 4,100	5,000
Remediation damages incurred by hurricane Harvey	€ 1,400
Sarbanes-Oxley implementation expense			1,800
Reassessed real estate transfer tax			€ 1,500